Weighted-Average Assumptions Used to Determine Benefit Obligations, Japanese Plans (Detail) (Japanese plans)	Mar. 31, 2013	Mar. 31, 2012
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	1.30%	1.60%
Rate of compensation increase	2.20%	2.30%